SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts payable:
Overseas	$ 4,250	$ 7,704
In Israel	1,333	3,165
Trade	5,583	10,869
Other:
Payroll and related expenses	1,993	2,184
Accrued expenses	707	662
Accrual for vacation and recreation pay	431	419
Other	0	88
Other	$ 3,131	$ 3,353